Long-Term Debt - Aggregate Future Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Long Term Debt Maturities [Line Items]
2014		$ 9,545
2015		440
2016		461
2017		46,679
2018		10,158
Thereafter		14,682
Total long-term debt (including current portion)	$ 27,186	$ 81,965	$ 74,743